Leases (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Lessee, Lease, Description [Line Items]
Schedule of components of operating and finance lease cost

	Thirteen Weeks	Twenty-six Weeks	Thirteen Weeks	Twenty-six Weeks
	Ended	Ended	Ended	Ended
	June 26, 2021	June 26, 2021	June 27, 2020	June 27, 2020
Operating lease cost	$5,149	$10,243	$4,547	$9,294
Short term lease costs	1,100	1,986	528	1,049
Variable lease costs	453	757	491	671
Finance lease cost:
Amortization of right of use assets	224	438	200	402
Interest on lease liabilities	32	67	36	72

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Operating lease cost	$19,189	$19,456
Short term lease costs	2,404	2,587
Variable lease costs	898	2,731
Finance lease cost:
Amortization of right of use assets	813	616
Interest on lease liabilities	143	115

Schedule of weighted average remaining lease term and discount rates

	June 26, 2021		December 26, 2020
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
Weighted average remaining lease term	7.09	2.47	7.19	2.61
Weighted average discount rate	8.20%	7.15%	8.28%	7.14%

	December 26, 2020		December 28, 2019
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases(1)	Leases
Weighted average remaining lease term	7.19	2.61	7.88	3.46
Weighted average discount rate	8.28%	7.14%	7.81%	6.49%
(1)	Upon adoption of the new lease standard, discount rates used for existing operating leases were established on December 30, 2018.

Schedule of supplemental balance sheet information related to finance leases

	June 26, 2021	December 26, 2020
Finance lease assets, net, included in property plant and equipment	$1,783	$1,919
Current portion of long-term debt	833	872
Long-term debt, less current portion	940	1,172
Total principal payable on finance leases	1,773	2,044

	December 26,	December 28,
	2020	2019
Finance lease assets, net, included in property plant and equipment	$1,919	$2,101
Current portion of long-term debt	872	749
Long-term debt, less current portion	1,172	1,526
Total principal payable on finance leases	$2,044	$2,275

Schedule of supplemental cash flow information

	Twenty-six Weeks	Twenty-six Weeks
	Ended	Ended
	June 26, 2021	June 27, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$9,778	$8,956
Operating cash outflow from finance leases	68	72
Financing cash outflow from finance leases	460	411

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$18,641	$18,668
Operating cash outflow from finance leases	143	104
Financing cash outflow from finance leases	836	683

Schedule of maturities of lease liabilities

	Operating Leases	Finance Leases
Less than one year	$18,542	$937
1 to 2 years	17,126	628
2 to 3 years	15,665	373
3 to 4 years	15,473	5
4 to 5 years	14,647	—
After 5 years	37,231	—
Total future minimum rental commitments	118,684	1,943
Less – amounts representing interest	(28,642)	(170)
Present value of lease liabilities	$90,042	$1,773

	Operating	Finance
	Leases	Leases
Less than one year	$18,259	$993
1 to 2 years	15,919	708
2 to 3 years	13,656	421
3 to 4 years	13,065	129
4 to 5 years	11,928	—
After 5 years	35,342	—
Total future minimum rental commitments	108,169	2,251
Less – amounts representing interest	(27,067)	(207)
Present value of lease liabilities	$81,102	$2,044